Jennison 20/20 Focus Fund

Jennison Blend Fund, Inc.

Jennison Natural Resources Fund, Inc.

Jennison Small Company Fund, Inc.

Jennison Mid-Cap Growth Fund, Inc.

JennisonDryden Portfolios

JennisonDryden Opportunity Funds

Dryden California Municipal Fund

Dryden Global Total Return Fund, Inc.

Dryden Government Income Fund, Inc.

Dryden Government Securities Trust

Dryden High Yield Fund, Inc.

Dryden Index Series Fund, Inc.

Dryden Municipal Bond Fund

Dryden National Municipals Fund, Inc.

Dryden Short-Term Bond Fund, Inc.

Dryden Small-Cap Core Equity Fund, Inc.

Dryden Tax-Managed Funds

Dryden Total Return Bond Fund, Inc.

MoneyMart Assets, Inc.

Prudential Investment Portfolios, Inc.

Prudential Sector Funds, Inc.

Prudential World Fund, Inc.

Nicholas-Applegate Fund, Inc.

Strategic Partners Mutual Funds, Inc.

Strategic Partners Style Specific Funds, Inc.

Target Asset Allocation Funds, Inc.

Supplement dated November 4, 2008 to the Prospectus

This supplement amends the Prospectus of each of the Funds referenced below and is in addition to any existing supplement to a Fund’s Prospectus.

Jennison 20/20 Focus Fund

Jennison Blend Fund, Inc.

Jennison Conservative Growth Fund

Jennison Equity Opportunity Fund

Jennison Financial Services Fund

Jennison Growth Fund

Jennison Health Sciences Fund

Jennison Natural Resources Fund, Inc.

Jennison Select Growth Portfolio

Jennison Small Company Fund, Inc.

Jennison Utility Fund

Jennison Value Fund

JennisonDryden Conservative Allocation Fund

JennisonDryden Moderate Allocation Fund

JennisonDryden Growth Allocation Fund

Jennison Small Cap Opportunity Fund

Jennison Equity Income Fund

Target Conservative Allocation Fund

Target Moderate Allocation Fund

Target Growth Allocation Fund

Nicholas-Applegate Growth Equity Fund

Dryden Active Allocation Fund

Dryden Global Total Return Fund

Dryden Government Income Fund

Dryden High Yield Fund

Dryden International Equity Fund

Dryden International Value Fund

Dryden Large Cap Core Equity Fund

Dryden Money Market Fund

Dryden Mid-Cap Value Fund

Dryden National Municipals Fund

Dryden Short-Term Corporate Bond Fund

Dryden Small-Cap Core Equity Fund

Dryden Small Capitalization Value Fund

Dryden Stock Index Fund

Dryden Strategic Value Fund

Dryden Total Return Bond Fund

Dryden US Equity Active Extension Fund

California Income Series

High Income Series

Insured Series

Money Market Series

MoneyMart Assets

LR00242

1. The second note of “Notes to Fees and Expenses Table” is deleted and replaced with the following:

° If the value of your Class A, Class B or Class C account is less than $2,500, the Fund will deduct a $15 annual small account maintenance fee from your account. However, due to extraordinary market conditions, the minimum account value for purposes of assessing the $15 annual small account maintenance fee is reduced from $2,500 to $1,500 for 2008. The $15 annual small account maintenance fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small account maintenance fee will be waived. The $15 small account maintenance fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans, and (v) AIP accounts or employee savings plan accounts. For more information, see "Fees and Expenses" and the table captioned "Shareholder Fees" in this Prospectus, and "Purchase, Redemption and Pricing of Fund Shares—Small Balance Account Fee" in the SAI.

2. The second note under the caption “Notes to Share Class Comparison Table” is deleted and replaced with the following:

° If the value of your Class A, Class B or Class C account is less than $2,500, the Fund will deduct a $15 annual small account maintenance fee from your account. However, due to extraordinary market conditions, the minimum account value for purposes of assessing the $15 annual small account maintenance fee is reduced from $2,500 to $1,500 for 2008. The $15 annual small account maintenance fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small account maintenance fee will be waived. The $15 small account maintenance fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans, and (v) AIP accounts or employee savings plan accounts. For more information, see "Fees and Expenses" and the table captioned "Shareholder Fees" in this Prospectus, and "Purchase, Redemption and Pricing of Fund Shares—Small Balance Account Fee" in the SAI.

3. The section captioned “How to Sell Shares – Involuntary Redemption of Small Accounts” is deleted and replaced with the following:

Involuntary Redemption of Small Accounts

If the value of your account is less than $500 for any reason, we may sell your shares (without charging any CDSC) and close your account. However, due to extraordinary market conditions, the threshold at which we may involuntarily redeem your shares and close your account (which is typically processed during the 4th calendar quarter of each year) is lowered to $250 for 2008. We would do this to minimize the Fund's expenses paid by other shareholders. The involuntary sale provisions do not apply to AIP accounts, employee savings plan accounts, payroll deduction plan accounts, or retirement accounts (such as a 401(k) plan, an IRA or other qualified or tax-deferred plan or account). Prior thereto, if you make a sale that reduces your account value to less than the threshold, we may sell the rest of your shares (without charging any CDSC) and close your account; this involuntary sale does not apply to shareholders who own their shares as part of a retirement account. For more information, see "Purchase, Redemption and Pricing of Fund Shares – Involuntary Redemption" in the SAI. If the value of your account is less than $2,500 (or less than $1,500 in 2008) with certain exclusions, a $15 annual small account maintenance fee will be deducted from your account, and any applicable CDSC on the shares redeemed to pay the $15 small account maintenance fee will be waived. For more information, see "Fees and Expenses" in this prospectus, and "Purchase, Redemption and Pricing of Fund Shares – Small Account Maintenance Fee" in the SAI.

LR00242